Stock Based Compensation - Schedule of Fair Value Option Award (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	1.25%	0.93%	1.25%	0.93%		1.01%	1.76%	0.69%	1.64%
Weighted average expected volatility	75.53%	88.38%	75.53%	88.38%		75.96%	105.06%	88.17%	115.21%
Weighted average expected lives (years)	5 years 11 months 1 day	6 years	5 years 11 months 1 day	6 years		5 years 11 months 16 days	5 years 6 months 4 days	5 years 2 months 12 days	10 years
Weighted average expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%